Geographic areas and major customers (Percentage of Net Accounts Receivable Balance) (Details) - Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Customer 1 [Member]
Concentration Risk [Line Items]
Percentage of net accounts receivable	22.00%		15.00%
Customer 2 [Member]
Concentration Risk [Line Items]
Percentage of net accounts receivable	18.00%			[1]
Customer 3 [Member]
Concentration Risk [Line Items]
Percentage of net accounts receivable	10.00%			[1]
Customer 4 [Member]
Concentration Risk [Line Items]
Percentage of net accounts receivable		[1]	30.00%
Customer 5 [Member]
Concentration Risk [Line Items]
Percentage of net accounts receivable		[1]	22.00%

[1]	Less than 10% of Trade accounts receivable, net.